Note 5 - Advances for Vessels Acquisitions / Under Construction: (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 16, 2013	Dec. 05, 2013	Dec. 16, 2013 Option To Extend [Member] Vessel Two [Member]	Dec. 05, 2013 Vessel One [Member] T	Dec. 16, 2013 Vessel Two [Member] T
Note 5 - Advances for Vessels Acquisitions / Under Construction: (Details) [Line Items]
Size of Vessel (in US Ton)				39,000	50,000
Vessel Acquisition Purchase Price	$ 37,000	$ 35,000		$ 35,000	$ 37,000
Vessel Acquisition Deposit Percentage	20.00%			20.00%	20.00%
Vessel Acquisition Balance On Delivery Percentage	80.00%			80.00%	80.00%
Vessel Acquisition Deposit				7,000	7,400
Charter Term					2 years
Charter Rate Per Day			$ 17,250		$ 16,000